Annual Operating Expenses {- Fidelity Advisor® Balanced Fund} - 08.31 Fidelity Advisor Balanced Fund AMCIZ PRO-14 - Fidelity Advisor® Balanced Fund	Oct. 30, 2020
Fidelity Advisor Balanced Fund-Class A
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.85%
Fidelity Advisor Balanced Fund-Class M
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.10%
Fidelity Advisor Balanced Fund-Class C
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual operating expenses	1.60%
Fidelity Advisor Balanced Fund - Class I
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.59%
Fidelity Advisor Balanced Fund-Class Z
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.47%